Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating expenses
General and administrative expenses	$ 454,346	$ 309,768	$ 1,032,659	$ 1,127,162
General and administrative expenses—related party	30,000	30,000	120,000	116,246
Loss from operations	(484,346)	(339,768)	(1,152,659)	(1,243,408)
Other income:
Change in fair value of warrant liabilities	160,417	3,850,000	8,983,333	3,275,000
Offering costs associated with issuance of warrants			0	(425,516)
Net gain from investments held in Trust Account	706,033	9,248	5,327,398	32,984
Total Other income	866,450	3,859,248
Net income	$ 382,104	$ 3,519,480	$ 13,158,072	$ 1,639,060
Common Class A [Member]
Other income:
Weighted average ordinary shares outstanding, basic	9,015,160	37,500,000	37,500,000	36,369,863
Weighted average ordinary shares outstanding, diluted	9,015,160	37,500,000	37,500,000	36,369,863
Basic net income (loss) per ordinary share	$ 0.02	$ 0.08	$ 0.28	$ 0.04
Diluted net income (loss) per ordinary share	$ 0.02	$ 0.08	$ 0.28	$ 0.04
Common Class B [Member]
Other income:
Weighted average ordinary shares outstanding, basic	9,375,000	9,375,000	9,375,000	9,356,164
Weighted average ordinary shares outstanding, diluted	9,375,000	9,375,000	9,375,000	9,375,000
Basic net income (loss) per ordinary share	$ 0.02	$ 0.08	$ 0.28	$ 0.04
Diluted net income (loss) per ordinary share	$ 0.02	$ 0.08	$ 0.28	$ 0.04